BANK BORROWING	12 Months Ended
Sep. 30, 2016
BANK BORROWING
15.	BANK BORROWING

On December 6, 2013, CDEL Hong Kong entered into a loan agreement with Deutsche Bank, AG, Singapore Branch, for a RMB100 million, approximately US$16,000, term loan facility with an 2.40% annual interest rate for a term of 18 months. The facility was secured by a term deposit of RMB100 million provided by Champion Technology, which was recorded as “restricted cash” on balance sheet as of September 30, 2014.

On June 22, 2015, CDEL Cayman entered into a 3-year USD/RMB Revolving Term Loan Facility with a maximum of RMB300 million facility limit with The Bank of East Asia, Limited (“BEA”) which will remain effective for three years. In order to repay the term loan from Deutsche Bank, AG, Singapore Branch borrowed by CDEL Hong Kong, CDEL Cayman drew down a loan of RMB103.6 million from BEA on June 24, 2015 under the USD/RMB Revolving Term Loan Facility. The loan between CDEL Cayman and BEA is effective from June 24, 2015 to June 24, 2016 for a period of 12 months, with an interest rate of 3.625% per annum. The term loan from Deutsche Bank, AG, Singapore Branch was repaid in full on June 24, 2015, and such bank borrowing was no longer recorded on balance sheet as of September 30, 2015. The bank borrowing from BEA was recorded as short-term liability as of September 30, 2015, as it matures within 12 months. On June 24, 2016, the term loan was extended to June 24, 2017 with an interest rate of 3.00% per annum, subject to adjustment each quarter.

The facility was secured by a term deposit of US$15,542 provided by Champion Technology, which was extended to July 23, 2017 and recorded as “restricted cash” on balance sheet as of September 30, 2016.

The fair value of the bank borrowing was US$16,389 and US$15,503 as of September 30, 2015 and 2016. The recorded value of the bank borrowing approximates its fair value, as interest rates approximates market rates. The fair value of bank borrowing is determined based on the present value of the debt using market interest rates. The borrowings are categorized in Level 2 of the fair value hierarchy.